UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02090
Van Kampen Bond Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Bond Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 86.7%
	Automotive 1.2%
$300	ArvinMeritor, Inc.	8.750%	03/01/12	$253,500
1,280	DaimlerChrysler NA Holding LLC	8.500	01/18/31	1,289,312
745	Harley-Davidson Funding Corp., Ser C (a)	6.800	06/15/18	698,781

				2,241,593

	Banking 11.9%
880	Bank of America Corp.	4.875	09/15/12	813,885
670	Bank of America Corp.	5.750	12/01/17	569,116
1,865	Bank of America Corp., Ser L	5.650	05/01/18	1,573,639
620	Bank of New York Mellon Corp.	4.500	04/01/13	581,045
335	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	312,106
1,075	Citigroup, Inc.	5.250	02/27/12	974,410
1,095	Citigroup, Inc.	5.875	05/29/37	761,320
610	Citigroup, Inc.	6.125	05/15/18	505,949
1,060	Citigroup, Inc. (b)	8.400	04/29/49	722,825
430	Credit Suisse USA, Inc.	5.125	08/15/15	383,639
1,080	HBOS PLC (United Kingdom) (a)	6.750	05/21/18	907,067
1,230	JPMorgan Chase & Co.	4.750	05/01/13	1,145,836
1,325	JPMorgan Chase & Co.	6.000	01/15/18	1,210,313
1,275	JPMorgan Chase & Co.	6.750	02/01/11	1,279,947
1,745	Nationwide Building Society (United Kingdom) (a)	4.250	02/01/10	1,716,242
335	Northern Trust Co.	6.500	08/15/18	342,176
465	PNC Bank NA	6.000	12/07/17	422,216
805	Popular North America, Inc.	5.650	04/15/09	795,431
2,620	Sovereign Bancorp, Inc. (c)	3.440	03/23/10	1,860,205
2,700	Unicredito Luxembourg Finance (Luxembourg) (a)(c)	2.846	10/24/08	2,697,910
2,045	Wachovia Capital Trust III (b)	5.800	03/15/42	859,287

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$2,045	Wells Fargo & Co.	5.625%	12/11/17	$1,882,721

				22,317,285

	Brokerage 6.3%
1,030	Bear Stearns Co., Inc.	5.550	01/22/17	885,912
710	Bear Stearns Co., Inc.	6.400	10/02/17	664,170
680	Bear Stearns Co., Inc.	7.250	02/01/18	655,501
2,190	Credit Suisse (Switzerland)	6.000	02/15/18	1,911,204
3,660	Goldman Sachs Group, Inc.	6.150	04/01/18	3,048,509
2,370	Goldman Sachs Group, Inc.	6.750	10/01/37	1,586,002
875	Lehman Brothers Holdings, Inc. (d)	5.750	01/03/17	4,375
955	Lehman Brothers Holdings, Inc. (d)	6.500	07/19/17	4,775
2,405	Lehman Brothers Holdings, Inc. (d)	6.875	07/17/37	12,025
890	Merrill Lynch & Co., Inc.	5.450	02/05/13	802,482
2,495	Merrill Lynch & Co., Inc.	6.875	04/25/18	2,211,152

				11,786,107

	Building Materials 0.2%
315	CRH America, Inc.	8.125	07/15/18	309,554

	Chemicals 0.5%
585	E.I. du Pont de Nemours & Co.	6.000	07/15/18	572,074
310	Monsanto Co.	5.125	04/15/18	295,378

				867,452

	Construction Machinery 0.5%
350	Caterpillar Financial Services Corp.	4.900	08/15/13	331,756
205	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	6.875	08/15/18	202,385
520	John Deere Capital Corp.	5.750	09/10/18	484,509

				1,018,650

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Products 0.4%
$885	Philips Electronics NV (Netherlands)	5.750%	03/11/18	$851,327

	Diversified Manufacturing 3.7%
685	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	603,278
1,345	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	1,347,125
1,095	Cooper Industries, Inc.	5.250	11/15/12	1,108,866
3,900	General Electric Co.	5.250	12/06/17	3,418,607
495	Honeywell International, Inc.	5.300	03/01/18	466,763

				6,944,639

	Electric 9.2%
1,055	AES Corp. (a)	8.000	06/01/20	928,400
1,740	Arizona Public Service Co.	5.800	06/30/14	1,611,437
385	Carolina Power & Light Co.	5.150	04/01/15	371,013
150	CMS Energy Corp.	6.300	02/01/12	145,617
65	Detroit Edison Co.	5.200	10/15/12	64,000
960	Duquesne Light Co., Ser O	6.700	04/15/12	978,000
540	Enel Finance International SA (Luxembourg) (a)	5.700	01/15/13	546,053
1,600	Entergy Gulf States, Inc. (c)	3.210	12/01/09	1,585,848
195	Entergy Gulf States, Inc. (a)(c)	3.565	12/08/08	194,593
1,060	E.ON International Finance BV (Netherlands) (a)	5.800	04/30/18	1,014,927
1,030	Exelon Corp.	6.750	05/01/11	1,038,343
215	Florida Power Corp.	5.800	09/15/17	210,448
255	Indianapolis Power & Light Co. (a)	6.300	07/01/13	259,656
570	Nevada Power Co., Ser A	8.250	06/01/11	611,330
900	NiSource Finance Corp. (c)	3.380	11/23/09	877,262
635	NiSource Finance Corp.	6.800	01/15/19	577,826
1,150	NiSource Finance Corp.	7.875	11/15/10	1,183,357

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$1,080	Ohio Edison Co.	6.400%	07/15/16	$1,029,046
1,270	Ohio Power Co., Ser K	6.000	06/01/16	1,213,607
685	Pacific Gas & Electric Co.	5.625	11/30/17	648,572
660	PPL Energy Supply LLC	6.500	05/01/18	602,804
300	Public Service Co. of Colorado	6.500	08/01/38	285,852
570	Public Service Electric & Gas Co., Ser B	5.125	09/01/12	568,455
570	Union Electric Co.	6.400	06/15/17	544,353
300	Virginia Electric and Power Co., Ser B	5.950	09/15/17	285,993

				17,376,792

	Environmental & Facilities Services 0.3%
550	Waste Management, Inc.	7.375	08/01/10	569,783

	Food/Beverage 2.1%
290	Anheuser-Busch Cos, Inc.	5.500	01/15/18	249,491
660	ConAgra Foods, Inc.	7.000	10/01/28	639,004
520	ConAgra Foods, Inc.	8.250	09/15/30	570,883
635	Dr. Pepper Snapple Group, Inc. (a)	6.820	05/01/18	613,994
535	General Mills, Inc.	5.250	08/15/13	531,441
865	Kraft Foods, Inc.	6.000	02/11/13	860,515
315	Kraft Foods, Inc.	6.125	08/23/18	294,662

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$180	Pilgrim’s Pride Corp.	7.625%	05/01/15	$112,500

				3,872,490

	Gaming 0.1%
260	MGM Mirage, Inc.	6.000	10/01/09	244,400

	Health Care 2.8%
830	Baxter International, Inc.	4.625	03/15/15	796,757
430	Baxter International, Inc.	5.375	06/01/18	411,834
940	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	930,312
1,160	Medco Health Solutions, Inc.	7.125	03/15/18	1,177,437
300	Tenet Healthcare Corp.	7.375	02/01/13	274,500
1,260	UnitedHealth Group, Inc.	6.000	02/15/18	1,141,784
590	WellPoint, Inc.	4.250	12/15/09	578,550

				5,311,174

	Health Insurance 0.1%
150	Aetna, Inc.	6.500	09/15/18	147,917

	Home Construction 0.1%
175	Pulte Homes, Inc.	6.375	05/15/33	128,625

	Independent Energy 1.5%
415	Devon Financing Corp., U.L.C.	7.875	09/30/31	422,541
265	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	191,463
290	Newfield Exploration Co.	7.125	05/15/18	253,750
320	Plains Exploration & Production Co.	7.625	06/01/18	284,800
1,095	Questar Market Resources, Inc.	6.800	04/01/18	1,106,000
525	XTO Energy, Inc.	5.500	06/15/18	464,908
185	XTO Energy, Inc.	6.500	12/15/18	171,910

				2,895,372

	Integrated Energy 2.7%
515	Chesapeake Energy Corp.	7.625	07/15/13	494,400
790	Consumers Energy Co., Ser F	4.000	05/15/10	774,737

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Energy (continued)
$745	EnCana Corp. (Canada)	6.500%	02/01/38	$602,787
270	Hess Corp.	7.125	03/15/33	237,628
1,059	Knight, Inc.	6.500	09/01/12	1,003,402
630	Marathon Oil Corp.	5.900	03/15/18	560,440
920	Marathon Oil Corp.	6.000	10/01/17	827,822
750	Petro-Canada (Canada)	6.800	05/15/38	595,794

				5,097,010

	Life Insurance 1.8%
105	MetLife, Inc.	6.125	12/01/11	106,094
510	MetLife, Inc., Ser A	6.817	08/15/18	483,408
585	Nationwide Financial Services, Inc.	6.250	11/15/11	608,792
390	Prudential Financial, Inc.	6.625	12/01/37	328,387
1,895	Xlliac Global Funding (a)	4.800	08/10/10	1,822,215

				3,348,896

	Lodging 0.3%
745	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	667,157

	Media-Cable 3.0%
90	Comcast Cable Communications, Inc.	7.125	06/15/13	90,964
1,945	Comcast Corp.	5.700	05/15/18	1,700,702
655	Comcast Corp.	6.500	01/15/15	630,143
430	COX Communications, Inc. (a)	6.250	06/01/18	400,307
175	DirecTV Holdings LLC	6.375	06/15/15	154,875
805	DirecTV Holdings LLC (a)	7.625	05/15/16	732,550
935	Echostar DBS Corp.	6.375	10/01/11	862,537
1,120	Time Warner Cable, Inc.	6.750	07/01/18	1,047,817

				5,619,895

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Noncable 2.1%
$770	Grupo Televisa SA (Mexico)	6.000%	05/15/18	$730,554
225	Interpublic Group of Cos., Inc.	6.250	11/15/14	187,875
620	News America, Inc.	6.650	11/15/37	521,506
230	Thomson Reuters Corp. (Canada)	6.500	07/15/18	220,353
1,540	Time Warner, Inc.	5.875	11/15/16	1,355,570
1,310	Viacom, Inc.	6.875	04/30/36	1,053,017

				4,068,875

	Metals 1.4%
335	Alcoa, Inc.	6.750	07/15/18	322,113
920	ArcelorMittal (Luxembourg) (a)	6.125	06/01/18	816,650
465	Evraz Group SA (Luxembourg) (a)	9.500	04/24/18	337,125
610	GTL Trade Finance, Inc. (British Virgin Islands) (a)	7.250	10/20/17	585,810
705	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	667,832

				2,729,530

	Noncaptive-Consumer Finance 6.3%
1,000	American Express Co.	4.750	06/17/09	973,368
485	American Express Credit Co., Ser C	7.300	08/20/13	468,265
230	American General Finance Corp.	4.625	05/15/09	163,456
2,000	American General Finance Corp.	4.625	09/01/10	1,211,006
665	CIT Group, Inc.	5.650	02/13/17	324,942
855	HSBC Finance Corp.	5.500	01/19/16	772,514
2,560	HSBC Finance Corp.	6.750	05/15/11	2,574,761
150	HSBC Finance Corp.	8.000	07/15/10	153,131
1,600	SLM Corp. (c)	2.960	07/26/10	1,214,123

				11,903,107

	Noncaptive-Diversified Finance 0.8%
525	Capital One Financial Corp.	6.750	09/15/17	462,899
1,950	Capmark Financial Group, Inc.	5.875	05/10/12	972,730
495	Capmark Financial Group, Inc.	6.300	05/10/17	194,744

				1,630,373

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil Field Services 0.6%
$560	Kinder Morgan Energy Partners LP	5.850%	09/15/12	$544,453
650	Weatherford International, Inc.	6.350	06/15/17	602,570

				1,147,023

	Other Utilities 0.9%
375	CenterPoint Energy Resources Corp.	6.250	02/01/37	297,543
225	CenterPoint Energy Resources Corp.	7.875	04/01/13	231,167
1,295	Plains All American Pipeline	6.700	05/15/36	1,119,361

				1,648,071

	Pharmaceuticals 3.6%
1,040	Amgen, Inc.	5.850	06/01/17	999,976
765	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	754,536
1,075	Biogen Idec, Inc.	6.875	03/01/18	1,061,761
1,440	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	1,369,650
1,765	Hospira, Inc. (c)	4.241	03/30/10	1,714,770
620	Wyeth	5.450	04/01/17	600,160
205	Wyeth	5.500	02/15/16	200,376

				6,701,229

	Pipelines 2.2%
811	Colorado Interstate Gas Co.	6.800	11/15/15	772,357
590	Consolidated Natural Gas Co., Ser C	6.250	11/01/11	595,682
390	DCP Midstream LLC (a)	6.750	09/15/37	325,049
635	Equitable Resources, Inc.	6.500	04/01/18	606,895
755	Texas Eastern Transmission Corp.	7.000	07/15/32	735,720
640	TransCanada Pipelines Ltd. (Canada)	6.200	10/15/37	551,276

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$45	Transcontinental Gas Pipe Line Corp. (a)	6.050%	06/15/18	$41,722
525	Transcontinental Gas Pipe Line Corp.	8.875	07/15/12	570,695

				4,199,396

	Property & Casualty Insurance 3.8%
755	Ace INA Holdings, Inc.	5.600	05/15/15	715,389
1,445	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	1,171,594
1,095	Berkshire Hathaway Finance Corp. (a)	5.400	05/15/18	1,062,697
190	Chubb Corp.	5.750	05/15/18	176,391
500	Farmers Exchange Capital (a)	7.050	07/15/28	400,051
1,230	Farmers Insurance Exchange Surplus (a)	8.625	05/01/24	1,176,489
1,800	Mantis Reef Ltd. (Cayman Islands) (a)	4.692	11/14/08	1,799,046
620	Travelers Cos, Inc.	5.800	05/15/18	569,264
1,035	Two-Rock Pass Through Trust (Bermuda) (a)(c)	3.743	02/11/49	21,994

				7,092,915

	Railroads 1.1%
1,000	CSX Corp.	6.750	03/15/11	1,022,502
1,035	Union Pacific Corp.	5.450	01/31/13	1,016,008

				2,038,510

	Refining 0.4%
720	Enterprise Products Operating LP, Ser B	5.600	10/15/14	679,301

	REITS 0.2%
425	iStar Financial, Inc. (c)	3.164	03/09/10	282,800
280	ProLogis	6.625	05/15/18	240,889

				523,689

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Restaurants 0.6%
$1,010	Yum! Brands, Inc.	8.875%	04/15/11	$1,088,865

	Retailers 2.8%
90	CVS Caremark Corp.	5.750	06/01/17	84,244
1,940	Home Depot, Inc. (c)	2.944	12/16/09	1,825,730
1,120	Home Depot, Inc.	5.400	03/01/16	953,748
1,275	Macy’s Retail Holdings, Inc.	5.950	11/01/08	1,273,037
500	Macy’s Retail Holdings, Inc.	6.300	04/01/09	495,538
195	Target Corp.	6.500	10/15/37	179,683
425	Walgreen Co.	4.875	08/01/13	425,321

				5,237,301

	Supermarkets 0.7%
599	Delhaize America, Inc.	9.000	04/15/31	630,354
390	Kroger Co.	5.000	04/15/13	372,699
280	Kroger Co.	6.400	08/15/17	268,921

				1,271,974

	Technology 2.3%
190	Corning, Inc.	7.250	08/15/36	168,895
745	Dell, Inc. (a)	5.650	04/15/18	685,343
625	Fiserv, Inc.	6.800	11/20/17	604,161
425	Hewlett-Packard Co.	5.500	03/01/18	399,529
1,120	KLA Instruments Corp.	6.900	05/01/18	1,043,147
1,075	Oracle Corp.	5.750	04/15/18	999,925
555	Xerox Corp.	6.350	05/15/18	508,209

				4,409,209

	Tobacco 0.9%
1,245	Philip Morris International, Inc.	5.650	05/16/18	1,152,872
465	Reynolds American, Inc.	6.500	07/15/10	483,481

				1,636,353

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless 0.4%
$400	Rogers Communications, Inc. (Canada)	6.800%	08/15/18	$379,076
340	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	302,716

				681,792

	Wireline 6.9%
2,740	AT&T Corp.	8.000	11/15/31	2,782,278
495	AT&T, Inc.	6.300	01/15/38	411,177
590	Citizens Communications Co.	7.125	03/15/19	472,000
225	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	208,906
440	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	426,518
1,375	France Telecom SA (France)	8.500	03/01/31	1,495,622
365	Qwest Corp.	6.500	06/01/17	293,825
1,125	SBC Communications, Inc.	6.150	09/15/34	940,950
785	Sprint Capital Corp.	8.750	03/15/32	613,587
1,850	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	1,663,464
1,450	Telefonica Europe BV (Netherlands)	8.250	09/15/30	1,461,194
1,255	Verizon Communications, Inc.	5.500	02/15/18	1,111,328
490	Verizon Communications, Inc.	6.900	04/15/38	435,615
590	Verizon New England, Inc.	6.500	09/15/11	585,298

				12,901,762

Total Corporate Bonds 86.7%				163,205,393

	United States Treasury Obligations 1.1%
3,835	United States Treasury (STRIPS)	*	05/15/21	2,174,610

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities 0.8%
$476	America West Airlines, Inc., Ser2001	7.100%	04/02/21	$390,244
1,243	CVS Lease Pass-Through Trust (a)	6.036	12/10/28	1,118,796

Total Asset Backed Securities 0.8%				1,509,040

Convertible Preferred Stocks 0.6%
Banking 0.6%
US Bancorp (43,075 Preferred Shares)				1,093,243

Noncaptive-Consumer Finance 0.0%
Federal National Mortgage Association (5,500 Preferred Shares)				13,420

Total Convertible Preferred Stocks 0.6%				1,106,663

	Collateralized Mortgage Obligations 0.1%
612	American Home Mortgage Assets (c)(e)	3.506	06/25/47	90,200
787	Harborview Mortgage Loan Trust (c)(e)(f)	3.730	01/19/36	24,928
575	Mastr Adjustable Rate Mortgages Trust (c)(e)(f)	4.057	05/25/47	6,367

Total Collateralized Mortgage Obligations 0.1%				121,495

Total Long-Term Investments 89.3% (Cost $193,472,247)				168,117,201

Short-Term Investments 10.9%
Repurchase Agreements 9.6%
Banc of America Securities ($6,729,994 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $6,730,377)				6,729,994
Citigroup Global Markets, Inc. ($6,729,994 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $6,730,275)				6,729,994

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($2,018,998 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $2,019,054)	$2,018,998
State Street Bank & Trust Co. ($2,654,014 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $2,654,113)	2,654,014

Total Repurchase Agreements 9.6%	18,133,000

United States Government Agency Obligations 1.3%
United States Treasury Bill ($2,340,000 par, yielding 1.573%, 10/09/08 maturity)(g)	2,339,200

Total Short-Term Investments 10.9% (Cost $20,472,200)	20,472,200

Total Investments 100.2% (Cost $213,944,447)	188,589,401

Liabilities in Excess of Other Assets (0.2%)	(401,679)

Net Assets 100.0%	$188,187,722

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Variable Rate Coupon

(c)	Floating Rate Coupon

(d)	On September 15, 2008, Lehman Brothers Holdings, Inc. filed for bankruptcy.

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f)	Security has been deemed illiquid.

(g)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
STRIPS — Separate Trading of Registered Interest and Principal of Securities

Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 5-Year Futures, December 2008 (Current Notional Value of $112,234 per contract)	103	$10,030

Short Contracts:
10-Year Swap Future, December 2008 (Current Notional Value of $111,844 per contract)	92	102,207
5-Year Swap Futures, December 2008 (Current Notional Value of $108,500 per contract)	53	31,685
U.S. Treasury Bond Futures, December 2008 (Current Notional Value of $117,172 per contract)	10	2,910
U.S. Treasury Notes 10-Year Futures, December 2008 (Current Notional Value of $114,625 per contract)	223	162,032

Total Short Contracts:	378	298,834

Total Futures Contracts	481	$308,864

Swap agreements outstanding as of September 30, 2008:
Credit Default Swaps

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$1,255	$0	$(23,160)
Bank of America, N.A.	CenturyTel, Inc.	Buy	0.880	09/20/17	530	0	27,256
Bank of America, N.A.	Goodrich Corp.	Buy	0.700	03/20/13	890	0	(8,555)
Bank of America, N.A.	Goodrich Corp.	Buy	0.820	03/20/18	615	0	(11,275)
Bank of America, N.A.	Pactiv Corp.	Buy	1.375	03/20/13	190	0	(3,000)

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
Bank of America, N.A.	Textron Financial Corp.	Buy	0.800%	03/20/18	$665	$0	$119,455
Bank of America, N.A.	Toll Brothers, Inc.	Buy	2.900	03/20/13	1,065	0	(20,724)
Citibank, N.A., New York	Eaton Corp.	Buy	0.820	03/20/18	280	0	7,151
Citibank, N.A., New York	Pitney Bowes, Inc.	Buy	0.480	03/20/13	685	0	3,211
Credit Suisse International	Arrow Electronics, Inc.	Buy	1.000	03/20/15	1,330	0	(25,222)
Credit Suisse International	Pactiv Corp.	Buy	1.350	03/20/13	1,390	0	(20,536)
Deutsche Bank AG New York	Pactiv Corp.	Buy	1.340	03/20/13	470	0	(6,753)
Goldman Sachs International	Avalon Bay Communities, Inc.	Buy	3.050	03/20/13	1,035	0	(35,416)
Goldman Sachs International	Coca-Cola Enterprises, Inc.	Buy	0.588	03/20/13	2,130	0	(10,564)
Goldman Sachs International	Eaton Corp.	Buy	0.970	03/20/18	690	0	10,008
Goldman Sachs International	Goodrich Corp.	Buy	0.470	03/20/18	600	0	5,056
Goldman Sachs International	Prologis	Buy	2.970	06/20/13	590	0	36,969
Goldman Sachs International	Sealed Air Corp.	Buy	1.080	03/20/18	370	0	17,709
Goldman Sachs International	Sealed Air Corp.	Buy	1.240	03/20/18	360	0	14,153
Goldman Sachs International	Trane, Inc.	Buy	0.500	03/20/13	380	0	(562)
Goldman Sachs International	Trane, Inc.	Buy	0.600	03/20/18	145	0	(196)

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.070%	03/20/18	$415	$0	$14,518
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.150	03/20/18	665	0	19,458
JPMorgan Chase Bank, N.A.	The Pepsi Bottling Group, Inc.	Buy	0.630	03/20/13	685	0	(1,961)
Merrill Lynch International	Carnival Corp.	Buy	1.600	03/20/18	695	0	(12,074)
Merrill Lynch International	The Walt Disney Company	Buy	0.770	03/20/13	2,110	0	(31,065)
UBS Securities, AG	Martin Marietta Materials, Inc.	Buy	1.730	03/20/18	670	0	12,574
UBS Securities, AG	Martin Marietta Materials, Inc.	Buy	1.780	03/20/13	990	0	4,071
UBS Securities, AG	Trane, Inc.	Buy	0.500	03/20/13	730	0	(1,080)
UBS Securities, AG	Trane, Inc.	Buy	0.600	03/20/18	470	0	(637)

						0	78,809

Goldman Sachs International	CDX.NA.IG.10	Sell	1.550	06/20/13	6,120	34,925	(66,191)
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	2,105	(119,237)	(228,414)
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	2,200	(121,977)	(238,722)

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400%	12/20/12	$4,720	$(278,710)	$(512,167)
JPMorgan Chase Bank, N.A.	SLM Corp.	Sell	4.950	03/20/13	600	0	(155,882)
Merrill Lynch International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	3,865	(408,238)	(419,410)
Merrill Lynch International	SLM Corp.	Sell	5.000	03/20/13	600	0	(155,146)

						(893,237)	(1,775,932)

Total Credit Default Swaps						$(893,237)	$(1,697,123)

Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.429	06/24/13	4,300	122,169
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.556	06/17/13	33,800	1,192,710
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.983	04/15/18	3,475	6,185
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.070	04/14/18	4,180	20,816
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.280	09/03/23	39,400	392,555
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.550	02/22/18	4,137	95,441

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.638%	03/07/18	$14,365	$375,070
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.275	10/25/37	14,700	1,621,389
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.414	05/25/17	28,400	2,544,908
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.440	05/29/17	975	89,271
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.448	08/09/17	30,000	2,394,574
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.448	05/29/17	6,475	596,780
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Pay	5.000	04/15/18	4,635	11,217

						9,463,085

Bank of America, N.A.	USD-LIBOR BBA	Receive	3.903	09/10/13	17,745	105,347
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.664	08/04/18	11,200	(208,401)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.080	09/03/18	30,790	(259,320)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	04/15/23	4,185	(36,326)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.470	04/14/23	5,355	(60,190)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.958	02/22/23	5,167	(130,984)
Bank of America, N.A.	USD-LIBOR BBA	Receive	6.040	03/07/23	18,470	(510,326)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	2,156	0

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	3.966%	03/25/18	$17,700	$642,230
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	3.966	03/25/18	26,800	972,416
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Receive	5.395	04/16/23	5,885	(53,613)

						460,833

Total Interest Rate Swaps						$9,923,918

Total Credit Default and Interest Rate Swaps						$8,226,795

Swap Collateral Received From Counterparty
Bank of America, N.A.						(970,000)
Citibank, N.A., New York						(6,420,000)
JP Morgan Chase Bank, N.A.						(2,390,000)

Total Swap Collateral Received						$(9,780,000)

Total Swap Agreements						$(1,553,205)

**  Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$13,420	$308,864
Level 2 — Other Significant Observable Inputs	188,454,486	7,720,732
Level 3 — Significant Unobservable Inputs	121,495	-0-

Total	$188,589,401	$8,029,596

*Other financial instruments include futures, forwards and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 6/30/08	$-0-
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	3,528
Change in Unrealized Appreciation/Depreciation	(1,295,978)
Net Purchases/Sales	(35,393)
Net Transfers in and/or out of Level 3	1,449,338

Balance as of 9/30/08	$121,495
Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 9/30/08	(1,295,978)
Security Valuation Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Credit default and interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Bond Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 18, 2008